Fair Value Measurements - Company's Financial Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2011	Sep. 30, 2013 Quoted Price in Active Markets for Identical Assets Level 1 [Member]	Dec. 31, 2012 Quoted Price in Active Markets for Identical Assets Level 1 [Member]	Sep. 30, 2013 Quoted Price in Active Markets for Identical Assets Level 1 [Member] Pegasus Commitment [Member]	Dec. 31, 2012 Quoted Price in Active Markets for Identical Assets Level 1 [Member] Pegasus Commitment [Member]	Sep. 30, 2013 Quoted Price in Active Markets for Identical Assets Level 1 [Member] Riverwood Warrants [Member]	Dec. 31, 2012 Quoted Price in Active Markets for Identical Assets Level 1 [Member] Riverwood Warrants [Member]	Sep. 30, 2013 Quoted Price in Active Markets for Identical Assets Level 1 [Member] September 2012 Warrants [Member]	Dec. 31, 2012 Quoted Price in Active Markets for Identical Assets Level 1 [Member] September 2012 Warrants [Member]	Sep. 30, 2013 Quoted Price in Active Markets for Identical Assets Level 1 [Member] Pegasus Warrant [Member]	Dec. 31, 2012 Quoted Price in Active Markets for Identical Assets Level 1 [Member] Property and Equipment [Member]	Dec. 31, 2012 Quoted Price in Active Markets for Identical Assets Level 1 [Member] Intangible Assets [Member]	Sep. 30, 2013 Significant Other Observable Inputs Level 2 [Member]	Dec. 31, 2012 Significant Other Observable Inputs Level 2 [Member]	Sep. 30, 2013 Significant Other Observable Inputs Level 2 [Member] Pegasus Commitment [Member]	Dec. 31, 2012 Significant Other Observable Inputs Level 2 [Member] Pegasus Commitment [Member]	Sep. 30, 2013 Significant Other Observable Inputs Level 2 [Member] Riverwood Warrants [Member]	Dec. 31, 2012 Significant Other Observable Inputs Level 2 [Member] Riverwood Warrants [Member]	Sep. 30, 2013 Significant Other Observable Inputs Level 2 [Member] September 2012 Warrants [Member]	Dec. 31, 2012 Significant Other Observable Inputs Level 2 [Member] September 2012 Warrants [Member]	Sep. 30, 2013 Significant Other Observable Inputs Level 2 [Member] Pegasus Warrant [Member]	Dec. 31, 2012 Significant Other Observable Inputs Level 2 [Member] Property and Equipment [Member]	Dec. 31, 2012 Significant Other Observable Inputs Level 2 [Member] Intangible Assets [Member]	Sep. 30, 2013 Significant Unobservable Inputs Level 3 [Member]	Dec. 31, 2012 Significant Unobservable Inputs Level 3 [Member]	Sep. 30, 2013 Significant Unobservable Inputs Level 3 [Member] Pegasus Commitment [Member]	Dec. 31, 2012 Significant Unobservable Inputs Level 3 [Member] Pegasus Commitment [Member]	Sep. 30, 2013 Significant Unobservable Inputs Level 3 [Member] Riverwood Warrants [Member]	Dec. 31, 2012 Significant Unobservable Inputs Level 3 [Member] Riverwood Warrants [Member]	Sep. 30, 2013 Significant Unobservable Inputs Level 3 [Member] September 2012 Warrants [Member]	Dec. 31, 2012 Significant Unobservable Inputs Level 3 [Member] September 2012 Warrants [Member]	Sep. 30, 2013 Significant Unobservable Inputs Level 3 [Member] Pegasus Warrant [Member]	Dec. 31, 2012 Significant Unobservable Inputs Level 3 [Member] Property and Equipment [Member]	Dec. 31, 2012 Significant Unobservable Inputs Level 3 [Member] Intangible Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets (Non-recurring)	$ 0																									$ 1,814,410								$ 950,000	$ 864,410
Assets (Recurring)		0																									1,600,000	1,360,000
Liabilities (Recurring)		0																							11,939,952				6,639,952	7,960,705	1,600,000	1,360,000	3,700,000
Fair value on a non-recurring basis																										$ 9,320,705